Income Taxes (Income Before Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2014
United States	$ 122,496	$ 82,970	$ 56,450
Foreign	2,556	4,728	3,155
Income before income taxes	$ 125,052	$ 87,698	$ 59,605